Leases - Operating and Finance Lease Right of Assets and Liabilities (Details) - Benson Hill, Inc - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Finance lease right-of-use assets	$ 31,888	$ 155
Operating lease right-of-use assets	2,229	2,429
Current
Finance lease liabilities	602	56
Operating lease liabilities	1,025	1,550
Noncurrent
Finance lease liabilities	32,909	53
Operating lease liabilities	$ 1,073	$ 859